Segment Information - Performance of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended																9 Months Ended		12 Months Ended
	Sep. 30, 2014		Jun. 30, 2014	[1]	Mar. 31, 2014	[1]	Dec. 31, 2013	[1]	Sep. 30, 2013		Jun. 30, 2013	[1]	Mar. 31, 2013	[1]	Dec. 31, 2012	[1]	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Net revenue	$ 327,291	[1]	$ 318,189		$ 306,366		$ 303,992		$ 301,057	[1]	$ 300,266		$ 291,642		$ 289,545		$ 1,015,764	$ 928,547	$ 1,255,838	$ 1,182,509	$ 1,107,351
Income (loss) from operations																	46,010	44,095	60,266	52,134	46,043
Total assets	1,207,954								1,021,269								1,057,260		1,207,954	1,021,269	1,045,880
Depreciation and amortization																	64,278	50,594	67,488	63,573	59,987
Purchases of property and equipment																	30,310	24,271	35,295	31,901	29,995
Income (loss) from continuing operations before income taxes																	(411)	(24,185)	(32,896)	(26,254)	(34,397)
Operating Segments | Human Services
Segment Reporting Information [Line Items]
Net revenue																	820,112	758,872	1,025,672	974,088	921,885
Income (loss) from operations																	77,812	71,894	97,916	90,477	78,738
Total assets	634,989								655,140								616,217		634,989	655,140	692,015
Depreciation and amortization																	45,303	34,689	45,576	45,239	42,821
Purchases of property and equipment																	15,803	11,110	15,907	17,791	17,659
Income (loss) from continuing operations before income taxes																	40,183	17,351	23,024	25,369	13,637
Operating Segments | Post -Acute Specialty Rehabilitation Services
Segment Reporting Information [Line Items]
Net revenue																	195,652	169,675	230,166	208,421	185,466
Income (loss) from operations																	19,229	12,414	17,561	17,293	20,376
Total assets	222,475								207,475								257,702		222,475	207,475	216,663
Depreciation and amortization																	17,137	14,021	19,177	15,948	14,389
Purchases of property and equipment																	12,162	10,661	16,250	10,491	10,218
Income (loss) from continuing operations before income taxes																	10,665	587	1,231	3,893	7,798
Corporate
Segment Reporting Information [Line Items]
Net revenue																	0	0
Income (loss) from operations																	(51,031)	(40,213)	(55,211)	(55,636)	(53,071)
Total assets	$ 350,490								$ 158,654								183,341		350,490	158,654	137,202
Depreciation and amortization																	1,838	1,884	2,735	2,386	2,777
Purchases of property and equipment																	2,345	2,500	3,138	3,619	2,118
Income (loss) from continuing operations before income taxes																	$ (51,259)	$ (42,123)	$ (57,151)	$ (55,516)	$ (55,832)

[1]	During fiscal 2014, the Company gave notice of its intention to close all Human Services operations in the state of Connecticut. All fiscal years presented reflect the classification of these businesses as discontinued operations.